T. ROWE PRICE Equity Income Fund
September 30, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS 96.0%
COMMUNICATION SERVICES 4.9%
Diversified Telecommunication Services 0.5%
AT&T  2,380,000 64,284
Verizon Communications  510,000 27,545
91,829
Entertainment 0.9%
Walt Disney (1) 925,000 156,482
156,482
Media 3.5%
Comcast, Class A  5,380,000 300,903
Fox, Class B  3,650,000 135,488
News, Class A  9,300,000 218,829
655,220
Total Communication Services 903,531
CONSUMER DISCRETIONARY 2.5%
Hotels, Restaurants & Leisure 0.7%
Las Vegas Sands (1) 3,370,000 123,342
123,342
Leisure Products 0.6%
Mattel (1) 5,910,000 109,690
109,690
Multiline Retail 0.6%
Kohl's  2,400,000 113,016
113,016
Specialty Retail 0.6%
TJX  1,740,000 114,805
114,805
Total Consumer Discretionary 460,853
CONSUMER STAPLES 6.9%
Beverages 0.5%
Coca-Cola  1,790,000 93,921
93,921
Food & Staples Retailing 0.4%
Walmart  480,000 66,902
66,902
Food Products 3.2%
Bunge  370,000 30,088

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Conagra Brands  6,110,000 206,946
Mondelez International, Class A  150,000 8,727
Tyson Foods, Class A  4,260,000 336,284
582,045
Household Products 1.3%
Kimberly-Clark  1,815,000 240,379
240,379
Tobacco 1.5%
Altria Group  1,470,000 66,914
Philip Morris International  2,145,000 203,325
270,239
Total Consumer Staples 1,253,486
ENERGY 5.8%
Energy Equipment & Services 0.3%
Halliburton  2,575,000 55,672
55,672
Oil, Gas & Consumable Fuels 5.5%
Chevron  305,000 30,942
EOG Resources  2,580,000 207,097
Exxon Mobil  2,600,000 152,932
Hess  180,000 14,060
Occidental Petroleum  1,240,000 36,679
Targa Resources  560,000 27,558
TC Energy  2,230,000 107,241
TotalEnergies (EUR)  7,200,000 344,145
TotalEnergies, ADR  1,940,000 92,984
1,013,638
Total Energy 1,069,310
FINANCIALS 23.4%
Banks 8.9%
Bank of America  2,430,000 103,153
Citizens Financial Group  1,650,000 77,517
Fifth Third Bancorp  7,770,000 329,759
Huntington Bancshares  11,500,000 177,790
JPMorgan Chase  810,000 132,589
PNC Financial Services Group  430,000 84,125
Wells Fargo  15,870,000 736,527
1,641,460
Capital Markets 4.9%
Bank of New York Mellon  1,240,000 64,282
Charles Schwab  1,340,000 97,605

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Franklin Resources  1,090,000 32,395
Goldman Sachs Group  600,000 226,818
Morgan Stanley  2,235,000 217,488
Raymond James Financial  1,015,000 93,664
State Street  2,045,000 173,252
905,504
Diversified Financial Services 1.1%
Equitable Holdings  7,030,000 208,369
208,369
Insurance 8.5%
American International Group  8,360,000 458,880
Chubb  1,940,000 336,551
Hartford Financial Services Group  1,270,000 89,218
Loews  5,450,000 293,918
Marsh & McLennan  290,000 43,915
MetLife  5,770,000 356,182
1,578,664
Total Financials 4,333,997
HEALTH CARE 15.6%
Biotechnology 2.2%
AbbVie  2,745,000 296,103
Biogen (1) 190,000 53,768
Gilead Sciences  840,000 58,674
408,545
Health Care Equipment & Supplies 3.8%
Becton Dickinson & Company  1,200,000 294,984
Medtronic  2,250,000 282,038
Zimmer Biomet Holdings  895,000 130,992
708,014
Health Care Providers & Services 5.3%
Anthem  980,000 365,344
Cardinal Health  1,400,000 69,244
Centene (1) 1,310,000 81,626
Cigna  840,000 168,135
CVS Health  2,570,000 218,090
UnitedHealth Group  195,000 76,194
978,633
Pharmaceuticals 4.3%
AstraZeneca, ADR  1,120,000 67,267
GlaxoSmithKline (GBP)  1,100,000 20,760
Johnson & Johnson  1,370,000 221,255
Merck  1,870,000 140,456

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Organon  81,000 2,656
Pfizer  4,260,000 183,223
Sanofi (EUR)  1,135,000 109,260
Sanofi, ADR  850,800 41,017
785,894
Total Health Care 2,881,086
INDUSTRIALS & BUSINESS SERVICES 11.2%
Aerospace & Defense 2.5%
Boeing (1) 850,000 186,949
L3Harris Technologies  1,275,000 280,806
467,755
Air Freight & Logistics 2.3%
United Parcel Service, Class B  2,345,000 427,025
427,025
Airlines 0.3%
Southwest Airlines (1) 1,180,000 60,687
60,687
Commercial Services & Supplies 0.8%
Stericycle (1) 2,260,000 153,612
153,612
Industrial Conglomerates 3.7%
3M  210,000 36,838
General Electric  5,130,000 528,544
Siemens (EUR)  730,000 119,392
684,774
Machinery 1.0%
Flowserve  510,000 17,682
PACCAR  995,000 78,525
Snap-on  415,000 86,714
182,921
Professional Services 0.6%
Nielsen Holdings  5,720,000 109,767
109,767
Total Industrials & Business Services 2,086,541
INFORMATION TECHNOLOGY 8.4%
Communications Equipment 0.6%
Cisco Systems  2,100,000 114,303
114,303

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Electronic Equipment, Instruments & Components 0.3%
TE Connectivity  405,000 55,574
55,574
IT Services 0.3%
Fiserv (1) 515,000 55,878
55,878
Semiconductors & Semiconductor Equipment 4.8%
Applied Materials  1,450,000 186,658
NXP Semiconductors  385,000 75,410
QUALCOMM  3,260,000 420,475
Texas Instruments  1,100,000 211,431
893,974
Software 2.4%
Citrix Systems  1,535,000 164,813
Microsoft  980,000 276,282
441,095
Total Information Technology 1,560,824
MATERIALS 5.6%
Chemicals 3.8%
Akzo Nobel (EUR)  585,000 63,920
CF Industries Holdings  6,270,000 349,991
DuPont de Nemours  1,100,000 74,789
International Flavors & Fragrances  1,360,000 181,859
PPG Industries  180,000 25,742
696,301
Containers & Packaging 1.8%
International Paper  5,859,151 327,644
327,644
Total Materials 1,023,945
REAL ESTATE 4.3%
Equity Real Estate Investment Trusts 4.3%
Equity Residential, REIT  3,390,000 274,319
Rayonier, REIT  3,940,000 140,579
Vornado Realty Trust, REIT  520,000 21,845
Welltower, REIT  810,000 66,744
Weyerhaeuser, REIT  8,320,000 295,943
Total Real Estate 799,430
UTILITIES 7.4%
Electric Utilities 3.4%
Edison International  530,000 29,399

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
Entergy  510,000 50,648
NextEra Energy  1,240,000 97,365
Southern  7,180,000 444,945
622,357
Multi-Utilities 4.0%
Ameren  1,375,000 111,375
Dominion Energy  1,860,000 135,817
NiSource  8,110,000 196,506
Sempra Energy  2,380,000 301,070
744,768
Total Utilities 1,367,125
Total Common Stocks (Cost $12,176,582) 17,740,128
CONVERTIBLE PREFERRED STOCKS 1.4%
HEALTH CARE 0.4%
Health Care Equipment & Supplies 0.4%
Becton Dickinson & Company, Series B, 6.00%, 6/1/23  1,324,100 71,289
Total Health Care 71,289
UTILITIES 1.0%
Electric Utilities 0.7%
NextEra Energy, 5.279%, 3/1/23  1,137,750 58,171
Southern, Series A, 6.75%, 8/1/22  1,481,000 74,693
132,864
Multi-Utilities 0.3%
NiSource, 7.75%, 3/1/24  522,895 54,091
54,091
Total Utilities 186,955
Total Convertible Preferred Stocks (Cost $248,296) 258,244
PREFERRED STOCKS 1.1%
CONSUMER DISCRETIONARY 1.1%
Automobiles 1.1%
Volkswagen (EUR)  875,000 195,040
Total Consumer Discretionary 195,040
Total Preferred Stocks (Cost $146,331) 195,040

T. ROWE PRICE Equity Income Fund

Shares $ Value
(Cost and value in $000s)
‡
SHORT-TERM INVESTMENTS 1.4%
Money Market Funds 1.4%
T. Rowe Price Government Reserve Fund, 0.05% (2)(3) 265,064,965 265,065
Total Short-Term Investments (Cost $265,065) 265,065
Total Investments in Securities 99.9%
(Cost $12,836,274) $ 18,458,477
Other Assets Less Liabilities 0.1% 25,224
Net Assets 100.0% $ 18,483,701
‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Seven-day yield
(3) Affiliated Companies
ADR American Depositary Receipts
EUR Euro
GBP British Pound
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.05% $ — $ — $ 70
T. Rowe Price Short-Term Fund, 0.07% — — — ++
Totals $ — # $ — $ 70 +
Supplementary Investment Schedule
Affiliate
Value
12/31/20
Purchase
Cost
Sales
Cost
Value
09/30/21
T. Rowe Price Government
Reserve Fund, 0.05% $ 127,640 ¤ ¤ $ 265,065
T. Rowe Price Short-Term Fund,
0.07% — ¤ ¤ —
Total $ 265,065 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $70 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $265,065.

T. ROWE PRICE Equity Income Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Equity Income Fund, Inc.  (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Equity Income Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Equity Income Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Equity Income Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F71-054Q3 09/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 17,082,651  $ 657,477  $ —  $ 17,740,128
Convertible Preferred
Stocks —  258,244  —  258,244
Preferred Stocks —  195,040  —  195,040
Short-Term Investments 265,065  —  —  265,065
Total $ 17,347,716  $ 1,110,761  $ —  $ 18,458,477